iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .4%
Carpenter Technology Corp. ................. 57,966 $ 30,122,612
Hexcel Corp. ............................ 90,553 9,322,431
39,445,043
a
Chemicals  —  44 .3%
Air Products and Chemicals, Inc. .............. 196,937 58,074,752
Albemarle Corp. ......................... 142,540 16,768,406
Celanese Corp. , Class A .................... 135,252 6,048,470
CF Industries Holdings, Inc. .................. 185,285 23,195,829
Eastman Chemical Co. ..................... 137,152 9,593,782
Ecolab, Inc. ............................ 269,056 74,698,017
Element Solutions, Inc. ..................... 275,895 10,133,623
International Flavors & Fragrances, Inc. .......... 309,066 24,484,209
Linde PLC ............................. 493,462 236,062,352
LyondellBasell Industries N.V. , Class A .......... 311,877 19,361,324
Mosaic Co. (The) ......................... 384,320 8,501,158
NewMarket Corp. ......................... 7,446 6,330,291
Olin Corp. .............................. 137,391 2,543,107
Scotts Miracle-Gro Co. (The) ................. 53,731 3,529,052
Solstice Advanced Materials, Inc. .............. 192,392 11,576,227
Westlake Corp. .......................... 39,861 2,810,201
513,710,800
a
Containers & Packaging  —  3 .6%
Avery Dennison Corp. ...................... 92,600 15,716,998
International Paper Co. ..................... 634,106 25,890,548
41,607,546
a
Machinery  —  4 .2%
Mueller Industries, Inc. ..................... 262,264 17,416,952
RBC Bearings, Inc.
(a)
...................... 37,688 20,777,771
Timken Co. (The) ......................... 77,816 10,703,591
48,898,314
a
Metals & Mining  —  39 .8%
Alcoa Corp. ............................. 318,219 14,402,592
Almonty Industries, Inc.
(a)
................... 262,568 2,904,002
Anglogold Ashanti PLC ..................... 497,128 39,432,193
Security Shares Value
a
Metals & Mining (continued)
Aura Minerals, Inc. ........................ 49,119 $ 2,680,424
Cleveland-Cliffs, Inc.
(a)
..................... 684,769 7,888,539
Coeur Mining, Inc. ........................ 1,242,252 18,521,977
Freeport-McMoRan, Inc. .................... 1,542,554 96,610,157
Hecla Mining Co. ......................... 764,234 10,790,984
MP Materials Corp.
(a) (b)
..................... 173,538 7,179,267
Newmont Corp. .......................... 1,148,889 107,662,388
Nucor Corp. ............................ 204,105 52,514,176
Reliance, Inc. ........................... 61,561 24,999,922
Royal Gold, Inc. .......................... 102,492 20,329,288
Southern Copper Corp. ..................... 111,337 20,342,383
Steel Dynamics, Inc. ....................... 144,323 36,262,597
462,520,889
a
Trading Companies & Distributors  —  4 .5%
Fastenal Co. ............................ 1,088,830 51,948,079
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,274,580,226 ) ............................... 1,158,130,671
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 7,076,877 7,079,000
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 957,644 957,644
a
Total Short-Term Securities — 0.7%
(Cost: $ 8,036,382 ) .................................. 8,036,644
Total Investments — 100.5%
(Cost: $ 1,282,616,608 ) ............................... 1,166,167,315
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (6,284,517)
Net Assets — 100.0% ................................. $ 1,159,882,798
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,807,337  $ 4,271,693
(a)
$ —  $ (118) $ 88  $ 7,079,000  7,076,877  $ 6,134
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,754,787  —  (797,143)
(a)
—  —  957,644  957,644  12,799  —
$ —  $ (118) $ 88
$ 8,036,644
$ 18,933  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 15 09/18/26 $ 1,610 $ (21,235)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,158,130,671  $ —  $ —  $ 1,158,130,671
Short-Term Securities
Money Market Funds ....................................... 8,036,644  —  —  8,036,644
$ 1,166,167,315  $ —  $ —  $ 1,166,167,315
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (21,235) $ —  $ —  $ (21,235)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.